Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 336,284,983.20
Previously Paid Amount	0.00
Total Fee Amount	51,485.24
Total Offset Amount	0.00
Net Fee	$ 51,485.24